SHORT-TERM INVESTMENT- Disclosure of detailed information about fair value measurement inputs and valuation techniques (Details) - Surge Battery Metals Inc [Member]	Feb. 29, 2024 $ / shares
Disclosure Of Short Term Investment [Line Items]
Expected volatility	128.00%
Risk-free interest rate	4.11%
Spot Price	$ 0.5
Exercise Price	$ 0.55
Time to expiration	2 years 3 months 7 days
Dividend yield	0.00%